Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues
Research and development	310	2,517	8,881
Pre-commercialization		479	1,085
General and administrative	1,802	2,959	5,900
Total operating expenses	2,112	5,955	15,866
(Loss) from operations	(2,112)	(5,955)	(15,866)
Financial (expenses) income, net	(4)	38	60
(Loss) before taxes on income	(2,116)	(5,917)	(15,806)
Taxes on income	4	(28)	(216)
Net (loss)	$ (2,112)	$ (5,945)	$ (16,022)
Basic and diluted net loss per share	$ (5.02)	$ (14.33)	$ (40.13)
Weighted average number of shares used in computing net loss per share	420,394	414,869	399,219